Consolidated Statement of Cash Flows (Parentheticals) € in Millions	12 Months Ended
Mar. 31, 2023 EUR (€)
Jet fuel derivative instruments,
Disclosure of detailed information about financial instruments [line items]
Exceptional fair value gain (loss)	€ (131)